Available-for-Sale Debt Securities - Unrealized Loss Position (Detail) $ in Millions	12 Months Ended
	Mar. 31, 2026 USD ($) securities	Mar. 31, 2025 USD ($) securities
Debt Securities, AvailableforSale, Unrealized Loss Position [Line Items]
Number of securities | securities	159	196
Less than 12 months fair value	$ 3,067.2	$ 2,246.8
Less than 12 months gross unrealized loss	(8.5)	(17.2)
12 months or longer fair value	96.1	374.1
12 months or longer gross unrealized loss	(4.9)	(13.4)
Total fair value	3,163.3	2,620.9
Gross unrealized losses	$ (13.4)	$ (30.6)
U.S. government bonds [Member]
Debt Securities, AvailableforSale, Unrealized Loss Position [Line Items]
Number of securities | securities	26	46
Less than 12 months fair value	$ 563.2	$ 569.3
Less than 12 months gross unrealized loss	(0.9)	(5.4)
12 months or longer fair value	0.0	0.0
12 months or longer gross unrealized loss	0.0	0.0
Total fair value	563.2	569.3
Gross unrealized losses	$ (0.9)	$ (5.4)
UK government bonds [Member]
Debt Securities, AvailableforSale, Unrealized Loss Position [Line Items]
Number of securities | securities	15	15
Less than 12 months fair value	$ 728.5	$ 166.9
Less than 12 months gross unrealized loss	(2.3)	(0.3)
12 months or longer fair value	96.1	91.7
12 months or longer gross unrealized loss	(4.9)	(7.5)
Total fair value	824.6	258.6
Gross unrealized losses	$ (7.2)	$ (7.8)
Other foreign bonds [Member]
Debt Securities, AvailableforSale, Unrealized Loss Position [Line Items]
Number of securities | securities	67	97
Less than 12 months fair value	$ 1,261.1	$ 1,203.4
Less than 12 months gross unrealized loss	(4.6)	(9.9)
12 months or longer fair value	0.0	282.4
12 months or longer gross unrealized loss	0.0	(5.9)
Total fair value	1,261.1	1,485.8
Gross unrealized losses	$ (4.6)	$ (15.8)
Corporate debt securities [Member]
Debt Securities, AvailableforSale, Unrealized Loss Position [Line Items]
Number of securities | securities	51	38
Less than 12 months fair value	$ 514.4	$ 307.2
Less than 12 months gross unrealized loss	(0.7)	(1.6)
12 months or longer fair value	0.0	0.0
12 months or longer gross unrealized loss	0.0	0.0
Total fair value	514.4	307.2
Gross unrealized losses	$ (0.7)	$ (1.6)